INVENTORIES (Tables)	12 Months Ended
Jun. 29, 2018
Inventory, Net [Abstract]
Schedule of Inventories	Inventories are summarized below:

	2018	2017

	(In millions)
Finished products	$91	$96
Work in process	121	101
Raw materials and supplies	199	195
	$411	$392